Filed with the U.S. Securities and Exchange Commission on March 1, 2023
1933 Act Registration File No. 333-258490
1940 Act File No. 811-23723

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	7	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	10	[	X	]

(Check appropriate box or boxes.)

Kelly Strategic ETF Trust
(Exact Name of Registrant as Specified in Charter)

7887 East Belleview Ave., Suite 1100
Denver, Colorado 80111
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (303) 499-1959

Kevin Kelly
c/o Kelly Strategic Management, LLC
7887 East Belleview Ave., Suite 1100
Denver, Colorado 80111
(Name and Address of Agent for Service)

Copies to:
Eric Simanek, Esq.
Eversheds Sutherland (US) LLP
700 6th Street, N.W.
Washington, DC 20001
(202) 220-8412

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 1, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Filed with the U.S. Securities and Exchange Commission on March 1, 2023
1933 Act Registration File No. 333-258490
1940 Act File No. 811-23723

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 4 (the “Amendment”) relating to Kelly INDS Industrial & Logistics Real Estate ETF, Kelly SRVR Data Center & Tech Infrastructure ETF, Kelly US Cash Cow Leaders ETF and Kelly US Small Cap Cash Cow Leaders ETF Funds was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 17, 2022, and was most recently delayed until March 2, 2023 by Post-Effective Amendment No. 6.

This Post-Effective Amendment No. 7 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 1, 2023, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 7 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 6.

Filed with the U.S. Securities and Exchange Commission on March 1, 2023
1933 Act Registration File No. 333-258490
1940 Act File No. 811-23723

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 1st day of March, 2023.

KELLY STRATEGIC ETF TRUST

By: /s/ Kevin Kelly
Kevin Kelly
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to its Registration Statement has been signed below by the following persons in their capacities as of March 1, 2023.

Signature	Title	Date
/s/ Kevin Kelly Kevin Kelly	President and Trustee	March 1, 2023
/s/ Marcie McVeigh Marcie McVeigh	Chief Financial Officer and Treasurer	March 1, 2023
Matthew Patterson* Matthew Patterson	Trustee	March 1, 2023
Ethan Powell* Ethan Powell	Trustee	March 1, 2023

*By: /s/ Kevin Kelly
Kevin Kelly, Attorney-in-Fact
by Power of Attorney